Nature of Operations and Going Concern (Details) - USD ($)			6 Months Ended
	May 21, 2026	Dec. 15, 2025	Apr. 30, 2026	Oct. 31, 2025
Nature of Operations and Going Concern [Line Items]
Incorporated date			Jul. 18, 2017
Cash flow from operations			$ 3,853,029
Accumulated deficit			$ (33,781,960)	$ (27,879,724)
Common shares			767,835
Common Stock [Member]
Nature of Operations and Going Concern [Line Items]
Reverse stock split, description	1-for-10	1-for-40
Common shares received per share		$ 0.0025
Common shares		1